Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

Company	Cash Generating Unit	Opening Balance 01-01-2023	Foreign Currency Translation	Closing Balance 12-31-2023	Foreign Currency Translation	Closing Balance 12-31-2024
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	2,240,478	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	90,462,357	—	90,462,357	—	90,462,357
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	756,642,815	—	756,642,815
Enel Green Power Chile S.A.	Enel Green Power Chile	24,845,615	617,178	25,462,793	3,464,440	28,927,233
Geotérmica del Norte	Enel Green Power Chile	93,290	2,317	95,607	13,008	108,615
Parque Eólico Talinay Oriente	Enel Green Power Chile	9,328,874	231,734	9,560,608	1,300,806	10,861,414
Total		883,613,429	851,229	884,464,658	4,778,254	889,242,912